Supplementary cash flow information (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Supplementary cash flow information
Assets acquired	€ (2,224,752,000)	€ (116,628,000)
Liabilities assumed	232,886,000	5,541,000
Noncontrolling interest subject to put provisions	18,148,000
Noncontrolling interests	30,427,000	43,526,000
Non-cash consideration	15,342,000	5,814,000
Cash paid	1,927,949,000	61,747,000
Less cash acquired	44,158,000	2,002,000
Net cash paid for acquisitions	1,883,791,000	59,745,000
Cash paid for investments	14,793,000	245,006,000
Cash paid for intangible assets	24,161,000	40,793,000
Total cash paid for acquisitions and investments, net of cash acquired and purchases of intangible assets	1,922,745,000	345,544,000
Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	17,299,000
Cash received from divestitures of available for sale financial assets	5,673,000	83,000
Cash received from repayment of loans		77,000
Proceeds from divestitures	(22,972,000)	€ (1,662,458,000)
Acquisition effect net income shareholders	€ (47,180,000)